Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Available-for-sale financial assets [Abstract]
Financial Assets at Fair Value through Other Comprehensive Income
12.	Financial Assets at Fair Value through Other Comprehensive Income:

As of December 31, 2019 and 2020, financial assets are detailed as follows:

	2019	2020
	MCh$	MCh$
Debt instruments at fair value through OCI	1,357,846	1,060,523
Equity instruments valued at fair value through OCI	8,497	7,630
Total	1,366,343	1,068,153

(a)	Debt instruments at fair value through OCI:

(a.1)	The breakdown of the balance under the heading “Debt instruments at fair value through OCI” as of December 31, 2019 and 2020 is, as follows:

	2019	2020
	MCh$	MCh$
Instruments issued by the Chilean Government and the Central Bank of Chile:
Bonds issued by the Chilean Government and the Central Bank of Chile	76,358	109
Promissory notes issued by the Chilean Government and the Central Bank of Chile	16,466	—
Other instruments	16,238	163,491

Other instruments issued in Chile:
Mortgage bonds from domestic banks	122,291	128,763
Bonds from domestic banks	15,927	15,887
Deposits from domestic banks	1,020,842	685,392
Bonds from other Chilean companies	1,395	34,539
Other instruments	68,476	32,342

Instruments issued by foreign institutions:
Other instruments	19,853	—
Total	1,357,846	1,060,523

Instruments of the Government and the Central Bank of Chile include instruments sold under repurchase agreements to clients and financial institutions for an amount of Ch$13,268 million in December 2020. The repurchase agreements have an average maturity of 5 days in December 2020. As of December 31, 2019 there is no amount for this concept.

Under the instruments issued abroad mainly include bonds of local companies issued abroad.

As of December 31, 2020, the portfolio of financial assets at FVOCI includes a net unrealized gain of Ch$9,054 million, recorded in other comprehensive income within equity (Ch$15,290 million as of December 31, 2019).

As of December 31, 2020 the impairment for debt instruments at Fair Value through OCI was Ch$3,084 million (Ch$7,736 million as of December 31, 2019).

(a.2)	The credit ratings of the issuers of debt instruments as of December 31, 2019 and 2020, are as follows:

	As of December 31, 2019				As of December 31, 2020
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	1,269,516	—	—	1,269,516	1,027,965	216	—	1,028,181
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	88,330	—	—	88,330	32,342	—	—	32,342
Total	1,357,846	—	—	1,357,846	1,060,307	216	—	1,060,523

(a.3)	Analysis of changes in the fair value and corresponding allowance for ECL by stage for debt instruments measured at FVOCI as of December 31, 2019 and 2020, is as follows:

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value	ECL	Fair value	ECL	Fair value	ECL	Fair value	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2019	1,043,440	4,268	—	—	—	—	1,043,440	4,268
Net change on Balance *	275,797	327	(19)	(1)	—	—	275,778	326
Change in fair value	32,995	—	—	—	—	—	32,995	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(19)	(1)	19	1	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	3,102	—	—	—	—	—	3,102
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	5,633	40	—	—	—	—	5,633	40
Balance as of December 31, 2019	1,357,846	7,736	—	—	—	—	1,357,846	7,736

Balance as of January 1, 2020	1,357,846	7,736	—	—	—	—	1,357,846	7,736
Net change on Balance *	(306,649)	1,519	(255)	(7)	—	—	(306,904)	1,512
Change in fair value	14,217	—	(6)	—	—	—	14,211	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(477)	(12)	477	12	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	1	—	—	—	1
Impact of net re-measurement of year-end ECL	—	(6,120)	—	—	—	—	—	(6,120)
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(4,630)	(45)	—	—	—	—	(4,630)	(45)
Balance as of December 31, 2020	1,060,307	3,078	216	6	—	—	1,060,523	3,084

*	Net change between assets purchased and assets derecognized, excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(b)	Equity instruments at fair value through OCI:

The breakdown of the balance under the heading “Equity instruments at fair value through OCI” as of December 31, 2019 and 2020 is as follows:

	2019	2020
	MCh$	MCh$
Equity instruments issued in Chile	7,446	6,869
Equity instruments issued by foreign institutions	1,051	761
Total	8,497	7,630

The equity investments issued by foreign institutions represent shares of currency exchange offices and servicing companies that the Bank is obliged to hold in order to benefit from these services. Shares that do not have an active market and their value cannot be reliably measured are presented at cost, the difference between cost and fair value is not expected to be significant.

(c)	Realized and unrealized profits:

Realized profits and losses are calculated as the proceeds from sales less the cost (specific identification method) of the investments identified as for sale and fair value through OCI. In addition, any unrealized profit or loss previously recorded in other comprehensive income for these investments is reclassified when recorded in the income statements.

The gross gains (losses) realized in sale of financial instruments, as of December 31, 2018, 2019 and 2020, is recorded in the item “Net financial operating income” (Note No. 31).

Change in profits and losses unrealized on the sale of debt instruments for the periods ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax (1)	(13,878)	15,969	(8,540)
Tax (expense) benefit	3,757	(4,328)	2,304
Net of tax amount (2)	(10,121)	11,641	(6,236)

(1)	As of December 31, 2018, 2019 and 2020, realized gains reclassified to the income statement line item “Net financial operating income” amounted to Ch$400 million, Ch$4,716 million and Ch$22,735 million, respectively.

(2)	This amount corresponds to the unrealized gain or loss, net of deferred tax and which are included in “Consolidated Statement of Changes in Equity”.